May 24, 2007

Peggy A. Fisher
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, D.C. 20549

Re:	Sipex Corporation
Registration Statement on Form S-1
Filed November 15, 2006
File No. 333-138740
Dear Ms. Fisher:
     This letter is submitted on behalf of Sipex Corporation (“Sipex” or the “Company”) in response to the comments that you provided on behalf of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) with respect to the Company’s Amendment No. 2 to Registration Statement on Form S-1 (filed April 20, 2007, Registration No. 333-138740) (the “Registration Statement”), as set forth in your letter to Mr. Ralph Schmitt dated May 4, 2007. We are filing via EDGAR under separate cover Amendment No. 3 to the Registration Statement (“Amendment No. 3”) in response to the Staff’s comments. For reference purposes, the text of your letter dated May 4, 2007 has been reproduced herein (in bold), with the Company’s response below each numbered comment.
     In addition to the supplemental and other information provided to the Staff pursuant to this letter, the Company has enclosed herewith as a courtesy to the Staff four (4) hard copies of Amendment No. 3, each of which has been marked to reflect the cumulative revisions made by the Company to the Registration Statement.
Registration Statement Fee Table
1.	The number of warrants indicated as being registered in footnote 6 to your fee table does not reconcile to the number of shares you indicate are being registered for resale in your fee table. Please revise so that these numbers are consistent.
Response:
Footnote 6 to the fee table has been revised to address the Staff’s comments.
2.	We note your response to comment 3 of our letter dated March 1, 2007 that you do not intend to register the primary offering of shares of common stock to subsequent holders of the warrants upon exercise of those warrants, and it appears that you intend to rely on the exemption provided by Section 3(a)(9) of the Securities Act for such issuance. Please note that the Section 3(a)(9) exemption is not available if cash or other consideration not consisting of securities of the issuer is paid by the security holder to the issuer. Since a cash payment will have to be made by a warrant holder to the company in order to exercise the warrants, the exemption does not apply. Please revise your registration statement to indicate that it covers the issuance of any shares of common stock to a subsequent holder of a warrant upon exercise of that warrant.
Response:
Pursuant to our discussions with Tim Buchmiller of the Staff, the Company advises the Staff that pursuant to section 2(e) of each of the warrants, the warrants may be net exercised such that a cash payment would not need to be made in order to exercise the warrants. In such case, the Company believes that the Section 3(a)(9) exemption would be available.
In addition, to the extent that a warrant holder or subsequent warrant holder elects to exercise the warrants with a cash payment, the Company believes that the private placement exemption provided pursuant to Section 4(2) of the Securities Act would be available. Pursuant to section 2(a) of the warrants, the warrant holder must deliver the exercise notice attached as Exhibit A to the warrant in order to exercise the warrant. The exercise notice requires the warrant holder to reaffirm the validity of the representations and warranties contained in section 7 of the warrant, including, among other things, the holder’s status as an accredited investor and a qualified institutional buyer. As such, the Company believes that the accredited nature of the warrant holder would enable the Company to issue the shares of common stock upon exercise of the warrant.
In response to the Staff’s comments, the Company has also revised the Registration Statement to clearly indicate that a warrant holder must be an accredited investor in order to exercise the warrants.
Principal and Selling Securityholders, page 18
3.	We note the revisions you have made in response to comment 4 of our letter dated March 1, 2007. We also note from your response to comment 9 in your letter dated February 13, 2007 that Capital Ventures International was identified as an affiliate of a broker-dealer. If Capital Ventures International is an affiliate of a broker-dealer, please make the requested representations in the prospectus with respect to such selling securityholder or identify such selling securityholder as an underwriter with respect to the securities it is offering for resale.

Response:
The Registration Statement has been revised in response to the Staff’s comments to indicate that Capital Ventures is an affiliate of a broker dealer, and that it has (1) purchased the securities in the ordinary course of business and (2) at the time of the purchase of the securities the selling stockholder had no agreements or understandings with any person to distribute the securities.
Form 10-K for the Fiscal Year Ended December 30, 2006
Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 24
Critical Accounting Policies and Estimates, page 26
4.	We note that on pages 28 and 61 you refer to using the valuation of an independent appraisal firm when determining fair value of the wafer fabrication assets. Please revise the filing to name the independent valuation expert here and in the Experts section, and include its consent as an exhibit. Refer to Rule 436 and Item 601(b)(23) of Regulation S-K.
Response:
Pursuant to the telephone call between Angela Crane and Julie Sherman of the Staff and Ray Wallin, Bandy Wu and Steve Berry of the Company and Jim Collar of Deloitte & Touche, LLP, the Company’s outside accountants, on May 14, 2007, the Company’s management did not intend to expertise the appraisal firm that assisted management and management takes full responsibility for its valuation analysis. In addition, the Company proposes that in its future periodic reports filed with the SEC, the Company will clarify that its management was responsible for the determination of fair value of assets in the impairment analysis and will remove the reference to the independent appraisal firm.
Note 5. Property, Plant and Equipment, page 62.
5.	Please refer to prior comment 6. We are still in the process of evaluating your response and may have further comments after our evaluation is complete.
Response:
Pursuant to the telephone call between Angela Crane and Julia Sherman of the Staff and Ray Wallin, Bandy Wu and Steve Berry of the Company and Jim Collar of Deloitte & Touche, LLP, the Company’s outside accountants, on May 14, 2007, the Company and the Staff have discussed the Staff’s comments with regard to prior comment 6, and the Staff has resolved its concerns.

     The Company appreciates the Staff’s attention to the review of the Registration Statement. Please do not hesitate to contact the undersigned at (408) 934-7547 or our outside counsel Robert G. Day of Wilson Sonsini Goodrich & Rosati, P.C. at (650) 320-4622 if you have any questions regarding this letter or Amendment No. 3.
Sincerely,
SIPEX CORPORATION

/s/ Clyde R. Wallin
Clyde R. Wallin, Senior V.P. of Finance and
Chief Financial Officer

cc:	Robert G. Day, Esq. (via e-mail)
Jim Collar (via e-mail)
Stuart Schneck, Esq. (via e-mail)